Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended				9 Months Ended
	Jul. 31, 2020		Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020		Jul. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 1,304	[1]	$ 1,324	$ 1,984	$ 4,954	[1]	$ 6,490
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	(1,411)		712	(1,093)	(1,885)		340
Net gains (losses) on hedges of net investments in foreign operations	529		(417)	220	341		(314)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	(24)		69	(10)	46		2
Net gains (losses) on hedges of net investments in foreign operations	139		(109)	58	90		(82)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	(997)		335	(921)	(1,680)		106
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	553		1,003	412	1,730		1,102
Reclassification of net (gains) losses to net income	(195)		(960)	(366)	(1,230)		(933)
Income tax expense (benefit):
Net gains (losses) in fair value	152		222	104	446		280
Reclassification of net (gains) losses to net income	(48)		(240)	(99)	(313)		(248)
Other comprehensive income net of tax available for sale financial assets net of tax	254		61	41	367		137
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	1,362		1,615	(842)	3,204		(257)
Reclassification of net (gains) losses to net income	(1,557)		(1,310)	1,324	(2,989)		1,077
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	386		417	(223)	870		(69)
Reclassification of net (gains) losses to net income	(456)		(331)	349	(824)		282
Other comprehensive income net of tax cash flow hedges	(125)		219	356	169		607
Other comprehensive income (loss) from investments in associates	10		8	25	(9)		82
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	(504)		(49)	(475)	(911)		(1,171)
Income tax expense (benefit)	(139)		1	(130)	(231)		(303)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(365)		(50)	(345)	(680)		(868)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	58		(190)	35	(78)		85
Income tax expense (benefit)	18		(56)	8	(20)		20
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	40		(134)	27	(58)		65
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(585)		404	6	(193)		(7)
Income tax expense (benefit)	(154)		106	2	(51)		(2)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(431)		298	4	(142)		(5)
Other comprehensive income (loss) from investments in associates			(1)		(8)		(3)
Other comprehensive income (loss)	(1,614)		736	(813)	(2,041)		121
Comprehensive income (loss)	(310)		2,060	1,171	2,913		6,611
Comprehensive income (loss) attributable to non-controlling interests	(45)		(10)	(44)	(93)		227
Comprehensive income (loss) attributable to equity holders of the Bank	(265)		2,070	1,215	3,006		6,384
Preferred shareholders and other equity instrument holders	23		66	25	114		118
Common shareholders	$ (288)		$ 2,004	$ 1,190	$ 2,892		$ 6,266

[1]	The amounts for the period ended July 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).